UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: October 31, 2012

Patrick F. Quan
The Income Fund of America
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Income Fund of America®
Investment portfolio

October 31, 2012		unaudited

		Value
Common stocks — 65.42%	Shares	(000)

INDUSTRIALS — 8.72%
General Electric Co.	82,234,500	$1,731,859
Lockheed Martin Corp.	10,307,400	965,494
Waste Management, Inc.	21,561,706	705,930
Eaton Corp.	9,500,000	448,590
Iron Mountain Inc.1	11,156,270	386,007
Schneider Electric SA	5,343,606	334,081
Hubbell Inc., Class B	3,430,000	287,160
Masco Corp.1	18,796,751	283,643
Ryanair Holdings PLC (ADR)2	4,615,000	148,834
PACCAR Inc	3,382,500	146,597
Keppel Corp. Ltd.	16,300,000	142,448
R.R. Donnelley & Sons Co.1	13,345,400	133,721
CCR SA, ordinary nominative	14,607,300	128,449
Boeing Co.	1,700,000	119,748
United Technologies Corp.	1,500,000	117,240
Norfolk Southern Corp.	1,800,000	110,430
AB SKF, Class B	4,290,000	96,693
Honeywell International Inc.	1,575,000	96,453
Atlas Copco AB, Class B	2,825,000	61,884
Geberit AG	158,758	32,730
Douglas Dynamics, Inc.1	1,350,000	20,506
Nortek, Inc.2	18,686	1,112
Atrium Corp.2,3,4	1,807	120
		6,499,729

FINANCIALS — 7.72%
HCP, Inc.	21,305,800	943,847
Weyerhaeuser Co.	22,503,966	623,135
CME Group Inc., Class A	8,603,777	481,209
Digital Realty Trust, Inc.	5,095,000	312,986
Prologis, Inc.	8,447,500	289,665
HSBC Holdings PLC (United Kingdom)	21,138,722	207,678
HSBC Holdings PLC (Hong Kong)	3,126,382	30,820
M&T Bank Corp.	2,065,000	214,966
Sanlam Ltd.	44,802,500	200,122
Public Storage	1,380,000	191,309
Hospitality Properties Trust1	8,031,000	185,677
Arthur J. Gallagher & Co.	5,000,000	177,200
Toronto-Dominion Bank	2,150,000	174,863
Prudential PLC	11,775,000	161,231
Bank of Nova Scotia	2,800,000	152,090
British Land Co. PLC	17,672,774	150,725
United Overseas Bank Ltd.	8,922,339	133,638
New York Community Bancorp, Inc.	9,160,000	126,958
Industrial and Commercial Bank of China Ltd., Class H	176,959,000	117,135
IG Group Holdings PLC	14,650,000	$102,958
Mercury General Corp.	2,530,000	102,541
Cullen/Frost Bankers, Inc.	1,700,000	94,010
Eaton Vance Corp., nonvoting shares	3,000,000	84,420
Boardwalk Real Estate Investment Trust	1,199,000	77,156
Sumitomo Mitsui Financial Group, Inc.	2,500,000	76,538
Trustmark Corp.1	3,257,000	76,442
Capitol Federal Financial, Inc.	5,294,700	63,060
Northwest Bancshares, Inc.	4,850,000	57,715
Allianz SE	350,000	43,396
People’s United Financial, Inc.	2,500,000	30,075
City Holding Co.	741,000	26,024
QBE Insurance Group Ltd.	1,883,529	25,770
AXA SA	875,000	13,910
American Tower Corp.	42,271	3,183
		5,752,452

HEALTH CARE — 7.42%
Merck & Co., Inc.	42,318,040	1,930,972
Bristol-Myers Squibb Co.	45,370,000	1,508,552
Pfizer Inc	35,605,000	885,496
Johnson & Johnson	4,545,000	321,877
Roche Holding AG	1,400,000	269,237
AstraZeneca PLC	4,000,000	185,743
Eli Lilly and Co.	3,500,000	170,205
Sonic Healthcare Ltd.	10,324,622	139,327
Novartis AG	1,500,000	90,277
Novartis AG (ADR)	500,000	30,230
		5,531,916

ENERGY — 6.71%
Royal Dutch Shell PLC, Class B (ADR)	9,025,000	637,436
Royal Dutch Shell PLC, Class A (ADR)	6,000,000	410,880
Royal Dutch Shell PLC, Class B	3,797,147	134,226
Chevron Corp.	9,025,800	994,733
Spectra Energy Corp	20,150,500	581,745
Crescent Point Energy Corp.	13,825,000	574,455
Kinder Morgan, Inc.	14,935,000	518,394
ConocoPhillips	6,108,000	353,348
Husky Energy Inc.	9,760,000	264,339
TOTAL SA (ADR)	5,110,000	257,544
Penn West Petroleum Ltd.	10,775,000	139,927
Diamond Offshore Drilling, Inc.	1,885,200	130,531
General Maritime Corp.2,3,4	5,506	203
		4,997,761

CONSUMER STAPLES — 6.65%
PepsiCo, Inc.	8,505,000	588,886
Nestlé SA	8,145,000	516,879
Altria Group, Inc.	14,930,000	474,774
Procter & Gamble Co.	6,500,000	450,060
H.J. Heinz Co.	7,500,000	431,325
Philip Morris International Inc.	3,924,200	347,527
Unilever NV, depository receipts	9,295,000	341,312
Sysco Corp.	9,458,500	293,876
Kimberly-Clark Corp.	3,175,000	264,954
Unilever PLC	6,075,000	226,560
General Mills, Inc.	4,925,000	197,394
Coca-Cola Co.	5,000,000	$185,900
Coca-Cola Amatil Ltd.	11,640,441	162,521
British American Tobacco PLC	2,940,000	145,630
Hershey Co.	2,000,000	137,700
Mondelez International, Inc.	3,984,953	105,761
Tesco PLC	16,725,000	86,327
		4,957,386

UTILITIES — 5.64%
National Grid PLC	81,801,656	932,632
GDF SUEZ	31,450,547	721,738
Power Assets Holdings Ltd.	59,138,000	502,861
FirstEnergy Corp.	9,577,983	437,905
Duke Energy Corp.	5,237,057	344,022
DTE Energy Co.	5,000,000	310,500
Exelon Corp.	8,500,000	304,130
PG&E Corp.	6,800,000	289,136
Snam SpA	34,046,588	150,658
ONEOK, Inc.	2,420,000	114,466
DUET Group	45,288,266	98,254
Prime AET&D Holdings No 1 Pty Ltd.2,4	22,756,141	—
		4,206,302

CONSUMER DISCRETIONARY — 5.60%
Home Depot, Inc.	27,195,000	1,669,229
Time Warner Inc.	13,815,000	600,262
McGraw-Hill Companies, Inc.	10,840,000	599,235
Time Warner Cable Inc.	5,400,000	535,194
SES SA, Class A (FDR)	6,940,000	192,049
Marks and Spencer Group PLC	30,000,000	190,648
McDonald’s Corp.	1,500,000	130,200
VF Corp.	710,000	111,101
H & M Hennes & Mauritz AB, Class B	3,054,000	103,367
Woolworths Holdings Ltd.	3,335,000	25,155
Cooper-Standard Holdings Inc.2	586,012	20,071
Adelphia Recovery Trust, Series ACC-12,4	19,531,478	24
		4,176,535

TELECOMMUNICATION SERVICES — 4.66%
Verizon Communications Inc.	30,987,500	1,383,282
Telstra Corp. Ltd.	149,270,000	641,492
AT&T Inc.	14,924,621	516,243
Advanced Info Service PCL	35,408,300	228,161
HKT Trust, units	237,306,000	220,157
CenturyLink, Inc.	5,711,120	219,193
TalkTalk Telecom Group PLC1	57,242,000	175,511
Bell Aliant Inc.	1,895,000	51,457
Portugal Telecom, SGPS, SA	7,528,000	37,868
		3,473,364

MATERIALS — 4.26%
E.I. du Pont de Nemours and Co.	18,841,000	838,801
Dow Chemical Co.	19,804,900	580,284
Nucor Corp.	13,580,000	544,965
MeadWestvaco Corp.1	11,281,000	334,933
Cliffs Natural Resources Inc.	5,581,000	202,423
Fletcher Building Ltd.	34,239,000	198,234
Huntsman Corp.	9,500,000	$142,880
Israel Chemicals Ltd.	10,000,000	125,140
BASF SE	1,500,000	124,294
Impala Platinum Holdings Ltd.	4,287,112	77,133
Georgia Gulf Corp.	236,235	8,360
		3,177,447

INFORMATION TECHNOLOGY — 3.21%
Microsoft Corp.	17,765,000	506,924
Maxim Integrated Products, Inc.	14,156,000	389,644
Taiwan Semiconductor Manufacturing Co. Ltd.	127,503,000	387,147
Paychex, Inc.	11,653,182	377,913
Analog Devices, Inc.	6,500,000	254,215
KLA-Tencor Corp.	3,900,000	181,428
Intel Corp.	7,000,000	151,375
Nintendo Co., Ltd.	630,000	81,127
Canon, Inc.	2,000,000	64,587
		2,394,360

MISCELLANEOUS — 4.83%
Other common stocks in initial period of acquisition		3,600,291

Total common stocks (cost: $41,456,378,000)		48,767,543

Preferred stocks — 0.46%

FINANCIALS — 0.30%
Vornado Realty Trust, Series I, 6.625%	3,380,000	85,818
Citigroup Inc. 7.875% preferred	2,637,610	72,452
HSBC Holdings PLC, Series 2, 8.00%	1,825,000	51,842
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	257,069	6,848
Fannie Mae, Series S, 8.25% noncumulative2	1,511,450	2,664
		219,624

MISCELLANEOUS — 0.16%
Other preferred stocks in initial period of acquisition		121,486

Total preferred stocks (cost: $348,586,000)		341,110

Warrants — 0.00%

ENERGY — 0.00%
General Maritime Corp., warrants, expire 20172,3,4	8,514	66

Total warrants (cost: $2,171,000)		66

	Shares or
Convertible securities — 1.11%	principal amount

CONSUMER DISCRETIONARY — 0.52%
General Motors Co., Series B, 4.75% convertible preferred 2013	9,030,000	366,798
MGM Resorts International 4.25% convertible notes 2015	$19,845,000	20,391
		387,189
	Shares or	Value
Convertible securities	principal amount	(000)

UTILITIES — 0.17%
PPL Corp. 9.50% convertible preferred 2013, units	2,297,168	$124,805

ENERGY — 0.12%
Apache Corp., Series D, 6.00% convertible preferred 2013	1,930,000	90,054

INDUSTRIALS — 0.11%
United Continental Holdings, Inc. 4.50% convertible notes 2021	$72,600,000	68,915
AMR Corp. 6.25% convertible notes 20145	$26,400,000	17,605
		86,520

MATERIALS — 0.08%
Alcoa Inc. 5.25% convertible notes 2014	$41,500,000	59,942

TELECOMMUNICATION SERVICES — 0.07%
Clearwire Corp. 8.25% convertible notes 20403	$28,000,000	27,493
Leap Wireless International, Inc. 4.50% convertible notes 2014	$25,000,000	24,234
		51,727

CONSUMER STAPLES — 0.04%
Bunge Ltd. 4.875% convertible preferred	272,700	27,273

Total convertible securities (cost: $890,069,000)		827,510

	Principal amount
Bonds & notes — 26.08%	(000)

FINANCIALS — 4.44%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	$18,485	19,911
Westfield Group 7.50% 20143	5,555	6,098
Westfield Group 5.75% 20153	10,250	11,427
Westfield Group 5.70% 20163	44,075	50,262
Westfield Group 7.125% 20183	39,925	49,157
Westfield Group 6.75% 20193	30,000	37,160
Westfield Group 4.625% 20213	20,000	22,032
Westfield Group 3.375% 20223	1,350	1,370
Wells Fargo & Co. 3.676% 2016	10,000	10,862
Wells Fargo & Co. 4.60% 2021	45,000	51,854
Wells Fargo & Co., Series I, 3.50% 2022	14,000	14,963
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)6	86,566	102,689
Realogy Corp., Term Loan B, 4.464% 20166,7,8	94,810	94,802
Realogy Corp., Letter of Credit, 4.478% 20166,7,8	8,856	8,855
Realogy Corp. 7.875% 20193	54,174	58,508
Realogy Corp. 9.00% 20203	12,540	14,170
CIT Group Inc., Series C, 4.75% 20153	99,815	103,808
CIT Group Inc. 4.25% 2017	14,000	14,423
CIT Group Inc. 5.00% 2017	38,600	40,870
CIT Group Inc., Series C, 5.50% 20193	13,650	14,623
Prologis, Inc. 7.625% 2014	11,000	12,061
Prologis, Inc. 6.25% 2017	8,900	10,129
Prologis, Inc. 6.625% 2018	57,365	68,066
Prologis, Inc. 6.625% 2019	5,686	6,821
Prologis, Inc. 7.375% 2019	22,690	28,232
Prologis, Inc. 6.875% 2020	35,625	43,957
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)3,6	$116,330	$147,739
Citigroup Inc. 1.285% 20136	13,159	13,183
Citigroup Inc. 4.587% 2015	10,885	11,882
Citigroup Inc. 3.953% 2016	27,115	29,316
Citigroup Inc. 8.50% 2019	4,894	6,530
Citigroup Inc., Series A, junior subordinated 5.95% (undated)6	83,897	86,571
Simon Property Group, LP 6.75% 2014	5,310	5,714
Simon Property Group, LP 5.25% 2016	73,435	84,525
Simon Property Group, LP 6.10% 2016	4,250	4,917
Simon Property Group, LP 5.875% 2017	22,265	26,533
Simon Property Group, LP 6.125% 2018	10,790	13,253
Simon Property Group, LP 10.35% 2019	5,000	7,209
Goldman Sachs Group, Inc. 3.625% 2016	22,600	23,936
Murray Street Investment Trust I 4.647% 2017	15,160	16,460
Goldman Sachs Group, Inc. 5.25% 2021	40,000	44,735
Goldman Sachs Group, Inc. 5.75% 2022	48,565	56,432
JPMorgan Chase & Co. 3.45% 2016	10,000	10,647
JPMorgan Chase & Co. 3.25% 2022	16,805	17,244
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)6	74,825	86,492
Bank of America Corp., Series L, 3.625% 2016	7,060	7,510
Bank of America Corp. 3.75% 2016	9,975	10,695
Bank of America Corp. 5.75% 2017	8,100	9,389
Bank of America Corp. 5.625% 2020	13,445	15,699
Bank of America Corp. 5.00% 2021	4,220	4,765
Bank of America Corp. 5.70% 2022	22,905	27,277
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)6	30,924	35,038
iStar Financial Inc., Term Loan B, 5.75% 20176,7,8	54,275	54,320
iStar Financial Inc., Series B, 9.00% 2017	34,760	37,801
International Lease Finance Corp. 4.875% 2015	77,310	80,306
PNC Preferred Funding Trust I, junior subordinated 2.039% (undated)3,6	23,800	19,873
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)6	10,250	11,870
PNC Preferred Funding Trust III, junior subordinated 8.70% (undated)3,6	40,700	41,325
National City Preferred Capital Trust I 12.00% (undated)6	5,640	5,735
Zions Bancorporation 5.50% 2015	40,017	41,611
Zions Bancorporation 6.00% 2015	32,732	34,870
Developers Diversified Realty Corp. 5.50% 2015	15,776	17,252
Developers Diversified Realty Corp. 9.625% 2016	3,170	3,934
Developers Diversified Realty Corp. 7.50% 2017	32,887	39,707
Developers Diversified Realty Corp. 4.75% 2018	5,000	5,616
Developers Diversified Realty Corp. 7.875% 2020	6,505	8,467
Kimco Realty Corp. 6.00% 2012	3,250	3,262
Kimco Realty Corp., Series C, 4.82% 2014	3,000	3,161
Kimco Realty Corp., Series C, 4.904% 2015	4,500	4,826
Kimco Realty Corp., Series C, 5.783% 2016	15,000	16,941
Kimco Realty Corp. 5.70% 2017	23,485	27,144
Kimco Realty Corp. 4.30% 2018	3,000	3,302
Kimco Realty Corp. 6.875% 2019	10,844	13,544
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)3,6	55,766	67,169
Hospitality Properties Trust 5.125% 20151	3,160	3,334
Hospitality Properties Trust 6.30% 20161	19,827	21,850
Hospitality Properties Trust 5.625% 20171	10,169	11,165
Hospitality Properties Trust 6.70% 20181	12,625	14,662
Hospitality Properties Trust 5.00% 20221	7,000	7,486
Royal Bank of Scotland PLC 3.40% 2013	7,950	8,095
Royal Bank of Scotland PLC 3.95% 2015	10,000	10,723
Royal Bank of Scotland Group PLC 4.375% 2016	1,250	1,361
Royal Bank of Scotland Group PLC 4.70% 2018	14,000	14,026
RBS Capital Trust II 6.425% noncumulative trust (undated)6	11,005	9,354
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)3,5,6	$12,735	$11,684
Synovus Financial Corp. 5.125% 2017	31,353	30,883
Synovus Financial Corp. 7.875% 2019	18,816	21,262
Standard Chartered PLC 3.85% 20153	8,345	8,829
Standard Chartered PLC 3.20% 20163	13,123	13,784
Standard Chartered Bank 6.40% 20173	25,000	28,967
Regions Financial Corp. 7.75% 2014	20,323	22,457
Regions Financial Corp. 5.20% 2015	3,115	3,279
Regions Financial Corp. 5.75% 2015	18,301	20,085
HBOS PLC 6.75% 20183	17,300	18,424
LBG Capital No.1 PLC, Series 2, 7.875% 20203	20,000	20,750
HBOS PLC 6.00% 20333	2,200	1,953
HBOS Capital Funding LP 6.071% (undated)3,6	5,000	4,137
American Tower Corp. 4.625% 2015	9,280	9,972
American Tower Corp. 7.00% 2017	12,431	14,947
American Tower Corp. 7.25% 2019	15,025	18,412
MetLife Global Funding I 5.125% 20133	12,000	12,242
MetLife Global Funding I 2.50% 20153	10,000	10,455
MetLife Capital Trust IV, junior subordinated 7.875% 20673,6	14,430	17,495
MetLife Capital Trust X, junior subordinated 9.25% 20683,6	500	697
UnumProvident Finance Co. PLC 6.85% 20153	28,500	31,998
Unum Group 7.125% 2016	6,740	7,945
Société Générale, junior subordinated 5.922% (undated)3,6	45,073	37,433
Springleaf Finance Corp., Term Loan B, 5.50% 20176,7,8	34,345	33,959
HSBK (Europe) BV 7.25% 20173	30,570	32,481
American International Group, Inc. 3.00% 2015	14,000	14,575
American International Group, Inc. 4.875% 2016	4,000	4,475
American International Group, Inc. 3.80% 2017	11,000	11,875
Lazard Group LLC 7.125% 2015	25,187	27,790
NASDAQ OMX Group, Inc. 5.25% 2018	23,050	25,054
ERP Operating LP 5.20% 2013	2,500	2,545
ERP Operating LP 5.25% 2014	2,000	2,161
ERP Operating LP 6.584% 2015	2,705	3,061
ERP Operating LP 5.75% 2017	4,000	4,731
ERP Operating LP 7.125% 2017	10,000	12,217
Liberty Mutual Group Inc., Series A, 7.80% 20873,6	19,415	21,890
HCP, Inc. 3.75% 2016	20,000	21,254
Crescent Resources 10.25% 20173	18,975	19,853
New York Life Global Funding 4.65% 20133	19,000	19,423
Toyota Motor Credit Corp. 1.375% 2013	10,000	10,088
Toyota Motor Credit Corp. 0.875% 2015	8,500	8,545
BNP Paribas 3.60% 2016	10,000	10,591
BNP Paribas 5.00% 2021	7,000	7,772
Monumental Global Funding 5.50% 20133	10,000	10,228
Monumental Global Funding III 0.54% 20143,6	8,000	7,926
Berkshire Hathaway Inc. 2.20% 2016	11,500	12,046
Berkshire Hathaway Inc. 1.60% 2017	2,000	2,044
Berkshire Hathaway Inc. 4.40% 2042	3,000	3,165
BBVA Bancomer SA 4.50% 20163	8,125	8,663
BBVA Bancomer SA 6.50% 20213	7,200	8,253
Prudential Financial, Inc. 4.50% 2021	3,000	3,360
Prudential Holdings, LLC, Series C, 8.695% 20233,7	10,250	13,335
Morgan Stanley, Series F, 2.875% 2014	10,000	10,170
Morgan Stanley 3.80% 2016	5,125	5,336
American Express Co. 6.15% 2017	12,610	15,339
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	6,337	6,539
Host Hotels & Resorts LP 9.00% 2017	2,100	2,289
Host Hotels & Resorts LP 6.00% 2020	1,000	1,117
Host Hotels & Resorts LP, Series C, 4.75% 2023	$5,000	$5,325
AXA SA, Series B, junior subordinated 6.379% (undated)3,6	9,780	9,193
AXA SA, junior subordinated 6.463% (undated)3,6	6,000	5,715
Boston Properties, Inc. 3.70% 2018	12,000	13,086
UBS AG 2.25% 2014	10,000	10,155
UBS AG 4.875% 2020	1,694	1,947
Barclays Bank PLC 2.50% 2013	4,625	4,646
Barclays Bank PLC 5.125% 2020	5,500	6,275
Bank of New York Mellon Corp., Series G, 2.50% 2016	10,000	10,513
ANZ National (International) Ltd. 3.125% 20153	10,000	10,506
Principal Life Insurance Co. 5.30% 2013	10,000	10,232
US Bancorp., Series T, 1.65% 2017	10,000	10,230
Westpac Banking Corp. 3.00% 2015	9,000	9,570
Bank of Nova Scotia 2.55% 2017	9,000	9,533
Toronto-Dominion Bank 2.375% 2016	9,000	9,468
Brandywine Operating Partnership, LP 5.40% 2014	6,000	6,437
Brandywine Operating Partnership, LP 4.95% 2018	2,426	2,662
Ford Motor Credit Co. 2.50% 2016	7,000	7,121
Ford Motor Credit Co. 8.00% 2016	1,500	1,820
Santander Issuances, SA Unipersonal 6.50% 20193,6	8,500	8,504
Nationwide Mutual Insurance Co. 5.81% 20243,6,7	8,150	7,835
ACE INA Holdings Inc. 2.60% 2015	7,445	7,807
Goodman Funding Pty Ltd. 6.00% 20223	6,185	6,877
Development Bank of Kazakhstan 5.50% 2015	3,000	3,289
Development Bank of Kazakhstan 5.50% 20153	2,055	2,253
VEB Finance Ltd. 6.80% 20253	3,000	3,566
UDR, Inc., Series A, 5.25% 2015	3,000	3,252
Allstate Corp., Series B, junior subordinated 6.125% 20676	2,445	2,543
Nordea Bank, Series 2, 3.70% 20143	2,000	2,109
CNA Financial Corp. 6.50% 2016	1,750	2,021
ACE Cash Express, Inc. 11.00% 20193	835	791
		3,312,414

MORTGAGE-BACKED OBLIGATIONS7 — 3.88%
Fannie Mae 5.50% 2018	99	106
Fannie Mae 6.00% 2021	390	436
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022	4,285	4,345
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022	12,231	12,679
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022	7,000	7,393
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	1,758	1,781
Fannie Mae 4.50% 2024	4,756	5,126
Fannie Mae 5.50% 2024	537	585
Fannie Mae 3.50% 2025	14,670	15,574
Fannie Mae 3.50% 2025	10,454	11,098
Fannie Mae 3.50% 2025	8,806	9,349
Fannie Mae 3.50% 2025	8,368	8,884
Fannie Mae 3.50% 2025	8,158	8,661
Fannie Mae 3.50% 2025	4,989	5,297
Fannie Mae 3.50% 2025	1,244	1,321
Fannie Mae 3.50% 2025	513	545
Fannie Mae 3.50% 2025	386	410
Fannie Mae 4.50% 2025	5,285	5,710
Fannie Mae 4.50% 2025	3,047	3,292
Fannie Mae 4.50% 2025	2,960	3,208
Fannie Mae 4.50% 2025	2,964	3,202
Fannie Mae, Series 2001-4, Class GA, 9.646% 20256	257	298
Fannie Mae, Series 2001-4, Class NA, 11.263% 20256	11	12
Fannie Mae 3.50% 2026	8,546	9,072
Fannie Mae 6.00% 2026	$7,167	$8,019
Fannie Mae 7.00% 2026	895	1,037
Fannie Mae 2.50% 2027	65,250	68,258
Fannie Mae 2.50% 2027	5,000	5,221
Fannie Mae 3.00% 2027	157,022	165,585
Fannie Mae 3.00% 2027	32,191	34,185
Fannie Mae 3.00% 2027	29,000	30,541
Fannie Mae 3.50% 2027	13,500	14,323
Fannie Mae 6.00% 2028	8,466	9,498
Fannie Mae 7.00% 2028	3,025	3,519
Fannie Mae 7.00% 2028	436	506
Fannie Mae, Series 2001-20, Class E, 9.591% 20316	250	286
Fannie Mae 5.50% 2033	1,314	1,454
Fannie Mae 4.50% 2034	39,351	42,663
Fannie Mae 5.00% 2035	34,382	37,544
Fannie Mae 5.50% 2035	1,331	1,468
Fannie Mae 5.00% 2036	30,198	33,023
Fannie Mae 5.50% 2036	10,591	11,651
Fannie Mae 6.00% 2036	5,844	6,493
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	3,679	4,107
Fannie Mae 6.00% 2036	3,621	4,023
Fannie Mae 6.00% 2036	2,970	3,300
Fannie Mae 3.346% 20376	3,774	3,968
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	12,345	13,670
Fannie Mae 6.00% 2037	72,481	80,400
Fannie Mae 6.00% 2037	11,293	12,580
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	9,000	10,112
Fannie Mae 6.00% 2037	7,747	8,605
Fannie Mae 6.00% 2037	7,489	8,296
Fannie Mae 6.00% 2037	580	638
Fannie Mae 6.00% 2037	535	594
Fannie Mae 6.50% 2037	3,944	4,445
Fannie Mae 6.50% 2037	2,785	3,139
Fannie Mae 6.50% 2037	2,755	3,131
Fannie Mae 6.50% 2037	2,702	3,036
Fannie Mae 6.50% 2037	1,032	1,163
Fannie Mae 7.00% 2037	1,675	1,882
Fannie Mae 7.00% 2037	1,412	1,586
Fannie Mae 7.50% 2037	1,493	1,706
Fannie Mae 7.50% 2037	487	556
Fannie Mae 7.50% 2037	112	128
Fannie Mae 8.00% 2037	106	121
Fannie Mae 5.50% 2038	2,877	3,155
Fannie Mae 6.00% 2038	29,744	33,048
Fannie Mae 6.00% 2038	13,245	14,709
Fannie Mae 6.00% 2038	10,306	11,416
Fannie Mae 6.00% 2038	8,437	9,368
Fannie Mae 6.00% 2038	8,335	9,243
Fannie Mae 6.00% 2038	4,396	4,884
Fannie Mae 6.00% 2038	3,387	3,815
Fannie Mae 6.00% 2038	2,929	3,283
Fannie Mae 4.50% 2039	49,042	54,388
Fannie Mae 6.00% 2039	4,502	4,992
Fannie Mae 6.00% 2039	3,277	3,635
Fannie Mae 6.50% 2039	2,430	2,761
Fannie Mae 3.50% 2040	12,812	13,754
Fannie Mae 4.00% 2040	21,853	23,439
Fannie Mae 4.00% 2040	18,997	20,375
Fannie Mae 4.00% 2040	$16,481	$17,677
Fannie Mae 4.00% 2040	15,597	16,690
Fannie Mae 4.00% 2040	14,105	15,129
Fannie Mae 4.00% 2040	4,458	4,781
Fannie Mae 4.169% 20406	1,980	2,113
Fannie Mae 4.50% 2040	40,342	43,668
Fannie Mae 4.50% 2040	4,880	5,267
Fannie Mae 4.50% 2040	3,704	4,009
Fannie Mae 4.50% 2040	1,939	2,099
Fannie Mae 4.50% 2040	145	161
Fannie Mae 4.50% 2040	144	161
Fannie Mae 5.00% 2040	16,948	18,541
Fannie Mae 6.00% 2040	8,183	9,061
Fannie Mae 3.50% 2041	14,104	15,141
Fannie Mae 3.76% 20416	2,885	3,073
Fannie Mae 4.00% 2041	37,480	40,199
Fannie Mae 4.00% 2041	12,961	13,902
Fannie Mae 4.50% 2041	89,649	97,208
Fannie Mae 4.50% 2041	54,588	59,191
Fannie Mae 4.50% 2041	10,382	11,257
Fannie Mae 4.50% 2041	6,584	7,139
Fannie Mae 4.50% 2041	2,589	2,807
Fannie Mae 4.50% 2041	434	484
Fannie Mae 5.00% 2041	2,588	2,937
Fannie Mae 5.00% 2041	891	1,011
Fannie Mae 5.00% 2041	838	940
Fannie Mae 5.00% 2041	673	763
Fannie Mae 5.00% 2041	609	692
Fannie Mae 5.00% 2041	549	621
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	676	772
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	548	639
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	379	452
Fannie Mae 3.00% 2042	98,750	103,610
Fannie Mae 3.50% 2042	137,362	146,312
Fannie Mae 3.50% 2042	66,569	72,007
Fannie Mae 3.50% 2042	43,381	46,572
Fannie Mae 3.50% 2042	30,770	33,033
Fannie Mae 3.50% 2042	11,591	12,494
Fannie Mae 3.50% 2042	4,915	5,243
Fannie Mae 4.00% 2042	4,500	4,820
Fannie Mae 6.00% 2042	58,029	64,315
Fannie Mae, Series 2002-W1, Class 2A, 6.994% 20426	946	1,111
Fannie Mae 6.50% 2047	1,831	2,033
Fannie Mae 6.50% 2047	1,160	1,288
Fannie Mae 6.50% 2047	1,079	1,198
Fannie Mae 6.50% 2047	736	817
Fannie Mae 6.50% 2047	651	723
Fannie Mae 6.50% 2047	128	142
Fannie Mae 7.00% 2047	1,217	1,361
Fannie Mae 7.00% 2047	1,209	1,352
Fannie Mae 7.00% 2047	804	899
Fannie Mae 7.00% 2047	729	815
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	6,906	7,135
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	5,880	6,159
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	28,248
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022	8,000	8,191
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	8,280	8,528
Freddie Mac, Series 2289, Class NB, 10.704% 20226	36	39
Freddie Mac 5.00% 2023	$6,813	$7,354
Freddie Mac 5.00% 2023	6,711	7,243
Freddie Mac 5.00% 2023	5,778	6,237
Freddie Mac 5.00% 2023	2,093	2,270
Freddie Mac 6.00% 2026	1,193	1,334
Freddie Mac 6.00% 2027	2,161	2,420
Freddie Mac 2.727% 20356	2,573	2,768
Freddie Mac 4.50% 2035	42,747	45,925
Freddie Mac, Series 3061, Class PN, 5.50% 2035	2,363	2,617
Freddie Mac, Series 3257, Class PA, 5.50% 2036	12,377	13,719
Freddie Mac, Series 3286, Class JN, 5.50% 2037	13,323	14,723
Freddie Mac, Series 3312, Class PA, 5.50% 2037	12,408	13,711
Freddie Mac, Series 3318, Class JT, 5.50% 2037	7,482	8,197
Freddie Mac 5.50% 2037	3,019	3,285
Freddie Mac, Series 3271, Class OA, 6.00% 2037	11,084	12,545
Freddie Mac 5.50% 2038	7,101	7,720
Freddie Mac 6.50% 2038	7,366	8,377
Freddie Mac 6.50% 2038	2,596	2,906
Freddie Mac 5.00% 2039	6,277	6,953
Freddie Mac 5.00% 2039	6,092	6,675
Freddie Mac 5.00% 2039	2,940	3,182
Freddie Mac 5.50% 2039	3,852	4,192
Freddie Mac 5.50% 2039	3,473	3,777
Freddie Mac 4.50% 2040	78,805	84,701
Freddie Mac 4.00% 2041	17,601	18,812
Freddie Mac 4.00% 2041	4,166	4,539
Freddie Mac 5.00% 2041	601	681
Freddie Mac 5.00% 2041	306	347
Freddie Mac 4.50% 2042	91,175	97,728
Government National Mortgage Assn. 10.00% 2021	476	530
Government National Mortgage Assn. 10.00% 2025	462	512
Government National Mortgage Assn. 5.00% 2035	3,085	3,424
Government National Mortgage Assn. 4.00% 2040	85,612	93,893
Government National Mortgage Assn. 4.50% 2040	4,379	4,726
Government National Mortgage Assn. 5.00% 2040	4,415	4,808
Government National Mortgage Assn. 5.00% 2040	2,590	2,803
Government National Mortgage Assn. 5.00% 2040	1,613	1,750
Government National Mortgage Assn. 5.00% 2041	1,236	1,370
Government National Mortgage Assn. 5.00% 2041	1,234	1,368
Government National Mortgage Assn. 3.50% 2042	12,000	13,056
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.868% 20456	14,700	17,010
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20463	7,500	8,055
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	24,000	25,984
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	1,942	1,948
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.728% 20496	15,450	18,289
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	7,250	7,540
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20373	20,000	21,019
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	29,375	30,219
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20373	5,000	5,261
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20373	550	560
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.30% 20446	13,000	14,670
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.307% 20456	17,000	17,081
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)6	27,410	31,325
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	6,264	6,436
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.293% 20446	22,000	24,764
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	667	669
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20376	10,000	10,212
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.867% 20386	$7,000	$8,122
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	11,579
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20456	3,000	3,334
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.231% 20456	16,336	17,013
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.535% (undated)6	5,000	5,827
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20436	20,250	23,049
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.219% 20446	5,500	6,156
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	13,250	15,285
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20306	11,422	12,704
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	10,000	7,652
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.229% 20476	6,582	4,572
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,941	2,005
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	4,995	5,178
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20406	4,037	4,133
Bank of Montreal 2.85% 20153	10,000	10,600
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20353	10,000	10,486
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263	8,521	9,417
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 4.858% 20366	10,216	8,389
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	7,526	8,176
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.349% 20366	7,888	6,358
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	3,961	4,059
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	3,218	3,282
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20193	1,423	1,438
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	709	726
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	170	174
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.605% 20313,6	14,226	121
		2,892,194

U.S. TREASURY BONDS & NOTES — 2.93%
U.S. TREASURY — 2.68%
U.S. Treasury 0.625% 2012	17,150	17,163
U.S. Treasury 0.75% 2013	1,500	1,507
U.S. Treasury 1.125% 2013	142,125	142,949
U.S. Treasury 1.375% 2013	245,375	246,958
U.S. Treasury 1.50% 2013	40,000	40,589
U.S. Treasury 2.75% 2013	109,500	112,267
U.S. Treasury 3.50% 2013	92,125	93,901
U.S. Treasury 1.875% 2014	17,555	17,979
U.S. Treasury 1.50% 2016	13,500	13,992
U.S. Treasury 1.50% 2016	7,625	7,906
U.S. Treasury 1.75% 2016	95,000	99,260
U.S. Treasury 2.00% 2016	20,375	21,403
U.S. Treasury 4.50% 2016	10,925	12,375
U.S. Treasury 7.50% 2016	20,000	25,539
U.S. Treasury 1.00% 2017	7,250	7,366
U.S. Treasury 3.50% 2018	22,650	25,824
U.S. Treasury 3.125% 2019	3,750	4,249
U.S. Treasury 8.75% 2020	26,900	41,933
U.S. Treasury 2.125% 2021	116,250	122,231
U.S. Treasury 8.00% 2021	9,025	14,033
U.S. Treasury 2.00% 2022	186,000	192,467
U.S. Treasury 6.25% 2023	135,000	194,611
U.S. Treasury 6.75% 2026	4,575	7,119
U.S. Treasury 4.50% 2036	98,935	131,383
U.S. Treasury 4.375% 2039	14,000	18,400
U.S. Treasury 4.625% 2040	105,520	144,035
U.S. Treasury 3.125% 2041	3,575	3,785
U.S. Treasury 3.75% 2041	74,350	88,360
U.S. Treasury 4.75% 2041	107,125	149,264
		1,998,848
U.S. TREASURY INFLATION-PROTECTED SECURITIES9 — 0.25%
U.S. Treasury Inflation-Protected Security 1.875% 2013	$31,353	$32,101
U.S. Treasury Inflation-Protected Security 1.875% 2015	45,000	49,209
U.S. Treasury Inflation-Protected Security 0.125% 2022	42,820	46,863
U.S. Treasury Inflation-Protected Security 0.125% 2022	3,358	3,672
U.S. Treasury Inflation-Protected Security 2.125% 2041	1,262	1,893
U.S. Treasury Inflation-Protected Security 0.75% 2042	44,648	49,729
		183,467

Total U.S. Treasury bonds & notes		2,182,315

CONSUMER DISCRETIONARY — 2.78%
MGM Resorts International 6.75% 2013	19,860	20,332
MGM Resorts International 13.00% 2013	10,725	12,012
MGM Resorts International 5.875% 2014	51,925	54,002
MGM Resorts International 6.625% 2015	22,500	24,019
MGM Resorts International 7.50% 2016	8,425	8,973
MGM Resorts International 11.125% 2017	500	554
MGM Resorts International 6.75% 20203	7,350	7,313
MGM Resorts International 9.00% 2020	5,150	5,768
MGM Resorts International 7.75% 2022	19,000	19,736
Boyd Gaming Corp. 6.75% 2014	17,059	17,102
Boyd Gaming Corp. 7.125% 2016	13,925	13,681
Boyd Gaming Corp. 9.125% 2018	88,575	91,897
Boyd Gaming Corp. 9.00% 20203	5,000	5,037
Virgin Media Secured Finance PLC 6.50% 2018	8,800	9,592
Virgin Media Finance PLC 8.375% 20193	41,674	48,134
Virgin Media Secured Finance PLC 5.25% 2021	5,505	6,419
Virgin Media Finance PLC 4.875% 2022	22,250	22,584
Virgin Media Finance PLC 5.25% 2022	25,000	26,250
Comcast Corp. 5.90% 2016	10,000	11,630
Comcast Corp. 6.30% 2017	3,000	3,728
Comcast Corp. 3.125% 2022	9,405	9,897
Comcast Corp. 5.65% 2035	7,000	8,350
Comcast Corp. 6.45% 2037	25,000	32,941
Comcast Corp. 6.95% 2037	10,275	14,287
Comcast Corp. 4.65% 2042	5,565	6,040
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20166,7,8	6,199	6,198
Toys “R” Us-Delaware, Inc. 7.375% 20163	3,755	3,854
Toys “R” Us Property Co. II, LLC 8.50% 2017	14,125	15,237
Toys “R” Us Property Co. I, LLC 10.75% 2017	31,775	34,516
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20186,7,8	26,539	26,117
Time Warner Inc. 5.875% 2016	8,000	9,474
Time Warner Companies, Inc. 7.25% 2017	1,500	1,905
Time Warner Inc. 4.75% 2021	15,500	18,136
Time Warner Inc. 3.40% 2022	2,150	2,301
Time Warner Cable Inc. 4.00% 2022	39,350	43,818
Time Warner Inc. 6.25% 2041	6,650	8,624
Time Warner Cable Inc. 6.20% 2013	1,600	1,660
Time Warner Cable Inc. 7.50% 2014	10,400	11,378
Time Warner Cable Inc. 6.75% 2018	22,500	28,506
Time Warner Cable Inc. 5.00% 2020	19,000	22,384
Time Warner Cable Inc. 4.125% 2021	16,000	17,866
Time Warner Cable Inc. 4.50% 2042	1,000	1,029
EchoStar DBS Corp 7.75% 2015	7,350	8,305
DISH DBS Corp 4.625% 2017	45,105	46,740
DISH DBS Corp 7.875% 2019	1,425	1,678
DISH DBS Corp 6.75% 2021	$17,400	$19,466
DISH DBS Corp 5.875% 2022	2,450	2,585
Limited Brands, Inc. 5.25% 2014	1,585	1,686
Limited Brands, Inc. 8.50% 2019	16,105	19,588
Limited Brands, Inc. 7.00% 2020	21,271	24,382
Limited Brands, Inc. 6.625% 2021	23,754	27,287
Charter Communications, Inc. 13.50% 2016	9,896	10,663
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	38,100	41,815
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	8,425	9,141
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	10,000	10,800
Univision Communications Inc., Term Loan B, 4.462% 20176,7,8	65,250	63,935
Univision Communications Inc. 8.50% 20213	3,030	3,060
Michaels Stores, Inc., Term Loan B3, 5.00% 20166,7,8	20,139	20,347
Michaels Stores, Inc., Term Loan B2, 5.00% 20166,7,8	3,727	3,765
Michaels Stores, Inc. 13.00% 2016	4,020	4,194
Michaels Stores, Inc. 7.75% 2018	25,500	27,508
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	44,200	47,404
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 20163	5,000	5,362
Videotron Ltd. 6.375% 2015	4,905	5,003
Quebecor Media Inc. 7.75% 2016	13,000	13,368
Videotron Ltd. 5.00% 2022	13,600	14,144
Quebecor Media Inc. 5.75% 20233	17,875	18,322
Neiman Marcus Group, Inc. 10.375% 2015	9,875	10,097
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20186,7,8	31,320	31,448
Revel Entertainment, Term Loan B, 9.00% 20176,7,8	63,386	37,715
Cox Communications, Inc. 5.45% 2014	5,000	5,488
Cox Communications, Inc. 5.875% 20163	25,000	29,501
Home Depot, Inc. 5.95% 2041	25,000	34,908
DaimlerChrysler North America Holding Corp. 6.50% 2013	5,400	5,722
Daimler Finance NA LLC 1.30% 20153	8,500	8,567
Daimler Finance NA LLC 2.625% 20163	2,000	2,088
Daimler AG 2.40% 20173	14,000	14,417
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	3,199
Marriott International, Inc., Series J, 5.625% 2013	8,330	8,436
Marriott International, Inc., Series I, 6.375% 2017	19,000	22,461
Marriott International, Inc., Series L, 3.25% 2022	500	509
Tousa, Inc. 9.00% 20104,5	10,675	6,437
Tousa, Inc. 9.00% 20104,5	7,815	4,713
Tousa, Inc. 9.25% 20113,4,5,6	33,175	20,005
Target Corp. 6.00% 2018	24,500	30,308
CSC Holdings, Inc. 8.625% 2019	4,175	4,989
Cablevision Systems Corp. 8.00% 2020	20,000	22,550
Cablevision Systems Corp. 5.875% 2022	2,000	1,995
Volkswagen International Finance NV 0.97% 20143,6	10,000	10,040
Volkswagen International Finance NV 2.875% 20163	4,000	4,212
Volkswagen International Finance NV 2.375% 20173	14,500	15,017
NBCUniversal Media, LLC 2.10% 2014	3,000	3,060
NBCUniversal Media, LLC 2.875% 2016	10,000	10,609
NBCUniversal Media, LLC 4.375% 2021	3,750	4,298
NBCUniversal Media, LLC 2.875% 2023	9,020	9,101
NBCUniversal Media, LLC 4.45% 2043	1,650	1,707
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50% 20176,7,8	24,079	24,317
Burlington Coat Factory Warehouse Corp. 10.00% 2019	3,700	4,102
News America Inc. 5.30% 2014	20,000	21,964
News America Holdings Inc. 8.00% 2016	1,000	1,251
News America Inc. 3.00% 20223	5,000	5,102
Royal Caribbean Cruises Ltd. 11.875% 2015	22,175	27,275
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 3.50% 2016	24,463	26,175
Cinemark USA, Inc. 8.625% 2019	$23,075	$25,671
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	15,000	16,687
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	7,775	8,378
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	23,300	25,047
Macy’s Retail Holdings, Inc. 7.875% 20156	12,930	15,216
Federated Department Stores, Inc. 6.90% 2029	7,925	9,670
PETCO Animal Supplies, Inc. 9.25% 20183	21,600	23,949
Laureate Education, Inc. 9.25% 20193	20,975	20,765
Burger King Corp 0%/11.00% 20193,10	23,475	19,660
J.C. Penney Co., Inc. 5.75% 2018	9,178	9,006
J.C. Penney Co., Inc. 5.65% 2020	11,135	10,397
Warner Music Group 9.50% 2016	925	1,023
Warner Music Group 9.50% 2016	850	940
Warner Music Group 11.50% 2018	5,700	6,455
Warner Music Group 6.00% 20213	10,800	10,881
Walt Disney Co. 0.875% 2014	19,000	19,210
UPC Germany GmbH 8.125% 20173	5,000	5,425
UPC Germany GmbH 7.50% 20193	12,500	13,749
Allison Transmission Holdings, Inc., Term Loan B, 2.72% 20146,7,8	17,043	17,102
Needle Merger Sub Corp. 8.125% 20193	16,220	16,403
Mohegan Tribal Gaming Authority 10.50% 20163	6,275	5,977
Mohegan Tribal Gaming Authority 11.00% 20183,6,11	13,725	10,311
Marina District Finance Co., Inc. 9.50% 2015	14,500	14,736
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	11,950	13,309
Tenneco Inc. 6.875% 2020	11,300	12,359
Seminole Tribe of Florida 6.535% 20203,7	10,000	10,780
Staples, Inc. 9.75% 2014	8,000	8,790
Education Management LLC and Education Management Finance Corp. 8.75% 2014	10,965	8,608
Seneca Gaming Corp. 8.25% 20183	7,925	8,391
Thomson Reuters Corp. 5.95% 2013	3,625	3,764
Thomson Reuters Corp. 6.50% 2018	3,000	3,786
CBS Corp. 1.95% 2017	7,000	7,176
Jarden Corp. 8.00% 2016	5,725	6,147
Local T.V. Finance LLC 9.25% 20153,6,11	5,730	5,852
Dynacast International LLC 9.25% 2019	5,325	5,618
WPP Finance 2010 4.75% 2021	4,750	5,217
Omnicom Group Inc. 3.625% 2022	4,000	4,283
NCL Corp. Ltd. 9.50% 2018	2,575	2,858
Tower Automotive Holdings 10.625% 20173	1,517	1,655
Marks and Spencer Group PLC 7.125% 20373	900	1,004
		2,073,867

INDUSTRIALS — 2.09%
General Electric Co. 0.85% 2015	10,000	10,027
General Electric Capital Corp., Series A, 2.25% 2015	12,000	12,430
General Electric Capital Corp. 2.95% 2016	4,650	4,923
General Electric Capital Corp., Series A, 6.00% 2019	9,000	11,032
General Electric Capital Corp. 3.15% 2022	14,000	14,258
General Electric Co. 4.125% 2042	15,000	15,737
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)6	56,000	61,307
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)6	130,600	150,016
Hawker Beechcraft Acquisition Co., LLC, Debtor in Possession Delayed Draw, 9.75% 20126,7,8	22,312	22,681
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.262% 20146,7,8	3,090	1,819
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 4.25% 20146,7,8	141,942	83,533
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.75% 20146,7,8	24,818	14,767
Hawker Beechcraft Acquisition Co., LLC 8.50% 20155	3,570	500
Hawker Beechcraft Acquisition Co., LLC 8.875% 20155,11	$14,057	$1,968
Hawker Beechcraft Acquisition Co., LLC 9.75% 20175	4,450	24
CEVA Group PLC 11.625% 20163	3,725	3,837
CEVA Group PLC 8.375% 20173	13,950	13,566
CEVA Group PLC 11.50% 20183	28,080	24,430
CEVA Group PLC 12.75% 20203	77,775	62,026
Ply Gem Industries, Inc. 9.375% 20173	9,000	9,471
Ply Gem Industries, Inc. 8.25% 2018	86,175	92,423
US Investigations Services, Inc., Term Loan B, 2.961% 20156,7,8	13,204	12,313
US Investigations Services, Inc., Term Loan D, 7.75% 20156,7,8	18,652	18,714
US Investigations Services, Inc. 10.50% 20153	49,850	43,368
US Investigations Services, Inc. 11.75% 20163	19,814	14,761
United Air Lines, Inc., Term Loan B, 2.25% 20146,7,8	16,162	16,034
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20167	1,445	1,508
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20177	2,194	2,334
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20187	586	618
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20187	198	204
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20197	6,838	7,348
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20197	2,475	2,697
United Air Lines, Inc., Series 1996-A2, 7.87% 20194,5,7	2,421	0
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20197	301	321
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20207	13,224	14,431
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20207	370	389
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20217	519	569
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20213,7	4,530	4,473
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20217	1,441	1,520
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20227	3,610	3,926
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20227	10,743	11,394
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20227	2,815	3,191
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20227	5,203	5,925
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20227	461	492
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20247	7,434	7,949
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	75,245	74,869
DAE Aviation Holdings, Inc. 11.25% 20153	1,935	1,998
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B 6.25% 20186,7,8	54,700	54,655
BE Aerospace, Inc. 5.25% 2022	49,405	51,628
JELD-WEN Escrow Corp. 12.25% 20173	43,750	50,641
Northwest Airlines, Inc., Term Loan B, 3.87% 20136,7,8	2,478	2,453
Northwest Airlines, Inc., Term Loan A, 2.12% 20186,7,8	44,582	41,907
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20247	5,428	6,025
Nortek Inc. 10.00% 2018	22,255	24,787
Nortek Inc. 8.50% 2021	21,625	23,355
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	25,868	29,231
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,130
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 20203	14,250	14,250
TransDigm Inc. 7.75% 2018	17,395	19,265
TransDigm Inc. 5.50% 20203	22,000	22,302
Esterline Technologies Corp. 6.625% 2017	13,025	13,546
Esterline Technologies Corp. 7.00% 2020	16,590	18,415
Union Pacific Corp. 5.125% 2014	15,325	16,199
Union Pacific Corp. 5.75% 2017	2,065	2,500
Union Pacific Corp. 5.70% 2018	8,000	9,804
Union Pacific Corp. 2.95% 2023	3,000	3,142
Euramax International, Inc. 9.50% 2016	31,755	29,373
Burlington Northern Santa Fe LLC 7.00% 2014	13,885	14,976
Burlington Northern Santa Fe LLC 4.10% 2021	7,000	7,829
Burlington Northern Santa Fe LLC 3.05% 2022	2,350	2,455
Burlington Northern Santa Fe LLC 4.375% 2042	850	924
United Technologies Corp. 1.80% 2017	$6,905	$7,174
United Technologies Corp. 3.10% 2022	11,400	12,288
United Technologies Corp. 4.50% 2042	3,765	4,336
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	14,115	13,374
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	11,580	10,306
ARAMARK Corp. 8.50% 2015	20,500	20,859
ARAMARK Corp. 8.625% 20163,6,11	2,000	2,050
Honeywell International Inc. 3.875% 2014	13,605	14,204
Florida East Coast Railway Corp. 8.125% 2017	12,075	12,860
Norfolk Southern Corp. 5.75% 2016	6,710	7,691
Norfolk Southern Corp. 5.75% 2018	2,000	2,398
Norfolk Southern Corp. 3.00% 2022	1,000	1,043
Norfolk Southern Corp. 3.95% 2042	1,350	1,381
TRAC Intermodal 11.00% 20193	12,225	12,454
CNH Capital LLC 3.875% 20153	12,000	12,330
Odebrecht Finance Ltd 7.00% 2020	2,250	2,616
Odebrecht Finance Ltd 5.125% 20223	6,000	6,540
Odebrecht Finance Ltd 6.00% 20233	250	291
Odebrecht Finance Ltd 7.125% 20423	2,250	2,616
Kansas City Southern de México, SA de CV 8.00% 2018	10,000	11,200
AMR Corp. 10.00% 20215	3,000	1,860
American Airlines, Inc., Series 2011-2, Class A, 8.625% 20237	8,461	8,890
Volvo Treasury AB 5.95% 20153	8,835	9,680
ADS Waste Escrow, Term Loan B, 5.25% 20196,7,8	4,525	4,578
ADS Waste Escrow 8.25% 20203	4,675	4,850
CSX Corp. 5.75% 2013	4,960	5,054
CSX Corp. 6.25% 2015	3,460	3,917
Atlas Copco AB 5.60% 20173	7,405	8,727
ERAC USA Finance Co. 5.25% 20203	5,000	5,740
Sequa Corp., Term Loan B, 3.61% 20146,7,8	5,521	5,518
RBS Global, Inc. and Rexnord LLC 8.50% 2018	4,900	5,402
Canadian National Railway Co. 1.45% 2016	5,010	5,113
R.R. Donnelley & Sons Co. 6.125% 20171	1,250	1,237
R.R. Donnelley & Sons Co. 7.25% 20181	3,725	3,720
Danaher Corp. 2.30% 2016	2,000	2,096
ABB Finance (USA) Inc. 1.625% 2017	1,000	1,021
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,036
John Deere Capital Corp., Series D, 5.75% 2018	575	715
		1,560,078

TELECOMMUNICATION SERVICES — 1.98%
Nextel Communications, Inc., Series F, 5.95% 2014	59,360	59,583
Nextel Communications, Inc., Series D, 7.375% 2015	92,057	92,402
Sprint Nextel Corp. 8.375% 2017	19,675	22,921
Sprint Nextel Corp. 9.125% 2017	39,446	46,546
Sprint Nextel Corp. 9.00% 20183	5,000	6,188
Sprint Nextel Corp. 7.00% 2020	49,000	53,961
Sprint Nextel Corp. 11.50% 2021	20,975	27,975
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20153	79,320	84,872
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20153	72,825	77,923
Clearwire Communications and Clearwire Finance, Inc. 14.75% 20163	6,125	7,687
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20173	38,045	42,325
Wind Acquisition SA 11.75% 20173	102,805	100,749
Wind Acquisition SA 7.25% 20183	50,980	49,960
Frontier Communications Corp. 8.25% 2017	36,875	42,683
Frontier Communications Corp. 8.125% 2018	2,467	2,806
Frontier Communications Corp. 8.50% 2020	15,475	17,951
Frontier Communications Corp. 9.25% 2021	20,625	24,492
Frontier Communications Corp. 8.75% 2022	$6,425	$7,437
Frontier Communications Corp. 7.125% 2023	30,825	32,944
Verizon Communications Inc. 5.55% 2014	37,250	39,493
Verizon Communications Inc. 3.00% 2016	17,000	18,255
Verizon Communications Inc. 8.75% 2018	4,765	6,654
Verizon Communications Inc. 4.75% 2041	2,075	2,409
Verizon Communications Inc. 6.00% 2041	32,925	45,037
Cricket Communications, Inc. 10.00% 2015	26,010	27,376
Cricket Communications, Inc. 7.75% 2016	55,790	59,277
Cricket Communications, Inc. 7.75% 2020	15,500	16,062
Vodafone Group PLC, Term Loan B, 6.875% 20157,8,11	69,082	71,154
Vodafone Group PLC, Term Loan B, 6.25% 20164,7,8,11	19,623	20,310
LightSquared, Term Loan B, 12.00% 20145,7,8,11	96,867	81,308
Crown Castle International Corp. 9.00% 2015	33,850	36,346
Crown Castle International Corp. 7.75% 20173	9,950	10,647
Crown Castle International Corp. 7.125% 2019	19,000	20,948
Telecom Italia Capital SA, Series B, 5.25% 2013	4,000	4,130
Telecom Italia Capital SA 5.25% 2015	10,535	11,180
Telecom Italia Capital SA 6.999% 2018	24,140	27,670
Telecom Italia Capital SA 7.175% 2019	2,000	2,305
SBC Communications Inc. 5.10% 2014	3,500	3,795
AT&T Inc. 0.875% 2015	5,410	5,463
AT&T Inc. 2.40% 2016	9,000	9,518
SBC Communications Inc. 5.625% 2016	10,000	11,664
AT&T Inc. 1.70% 2017	2,500	2,580
AT&T Inc. 5.35% 2040	7,500	9,209
France Télécom 2.75% 2016	9,000	9,507
France Télécom 4.125% 2021	15,000	16,770
Deutsche Telekom International Finance BV 4.875% 2014	10,000	10,666
Deutsche Telekom International Finance BV 9.25% 2032	8,420	13,808
Deutsche Telekom International Finance BV 4.875% 20423	350	382
tw telecom holdings inc. 8.00% 2018	20,000	22,100
tw telecom holdings inc. 5.375% 20223	1,825	1,882
Trilogy International Partners, LLC, 10.25% 20163	24,750	20,666
Telefónica Emisiones, SAU 3.992% 2016	10,000	10,175
Telefónica Emisiones, SAU 5.134% 2020	7,950	8,030
Syniverse Holdings, Inc. 9.125% 2019	7,800	8,346
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,404
SBA Communications Corp. 5.75% 20203	3,375	3,523
Level 3 Communications, Inc. 11.875% 2019	3,000	3,428
		1,477,882

ENERGY — 1.74%
Transocean Inc. 5.05% 2016	22,500	25,215
Transocean Inc. 2.50% 2017	2,080	2,108
Transocean Inc. 6.375% 2021	60,490	73,675
Transocean Inc. 3.80% 2022	5,865	6,005
Transocean Inc. 7.35% 2041	1,340	1,795
TransCanada PipeLines Ltd. 7.625% 2039	10,750	16,998
TransCanada PipeLines Ltd., junior subordinated 6.35% 20676	61,150	65,755
Kinder Morgan Energy Partners, LP 3.50% 2016	33,950	36,372
Kinder Morgan Energy Partners, LP 6.00% 2017	2,950	3,493
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	2,248
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	13,426
Kinder Morgan Energy Partners, LP 3.45% 2023	15,000	15,749
Kinder Morgan Energy Partners, LP 6.95% 2038	750	1,008
Kinder Morgan Energy Partners, LP 5.00% 2042	2,500	2,712
Petrobras International Finance Co. 2.875% 2015	2,570	2,655
Petrobras International 5.75% 2020	$6,535	$7,565
Petrobras International 5.375% 2021	51,515	58,631
Petrobras International Finance Co. 6.75% 2041	580	743
Anadarko Petroleum Corp. 5.95% 2016	10,500	12,204
Anadarko Petroleum Corp. 6.375% 2017	3,500	4,246
Anadarko Petroleum Corp. 8.70% 2019	31,625	43,149
Anadarko Petroleum Corp. 6.20% 2040	500	639
Alpha Natural Resources, Inc. 9.75% 2018	27,265	27,708
Alpha Natural Resources, Inc. 6.00% 2019	17,450	15,400
Alpha Natural Resources, Inc. 6.25% 2021	16,475	14,416
Shell International Finance BV 1.875% 2013	10,000	10,062
Shell International Finance BV 4.00% 2014	20,000	21,002
Shell International Finance BV 4.30% 2019	3,000	3,546
Shell International Finance BV 2.375% 2022	12,000	12,266
Shell International Finance BV 6.375% 2038	5,750	8,478
Shell International Finance BV 3.625% 2042	1,500	1,555
Total Capital SA 3.00% 2015	11,500	12,228
Total Capital SA 3.125% 2015	1,200	1,289
Total Capital International 1.55% 2017	20,000	20,439
Total Capital International 2.875% 2022	13,590	14,318
Total Capital International 2.70% 2023	6,450	6,688
Ras Laffan Liquefied Natural Gas III 5.50% 20143	2,400	2,609
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	5,034
Ras Laffan Liquefied Natural Gas III 6.75% 20193	1,000	1,259
Ras Laffan Liquefied Natural Gas II 5.298% 20203,7	24,862	28,156
Ras Laffan Liquefied Natural Gas III 5.838% 20273,7	10,325	12,597
StatoilHydro ASA 3.875% 2014	10,000	10,499
StatoilHydro ASA 1.80% 2016	15,000	15,527
Statoil ASA 3.125% 2017	10,000	10,966
StatoilHydro ASA 5.25% 2019	2,000	2,428
Statoil ASA 3.15% 2022	4,000	4,314
Arch Coal, Inc. 7.00% 2019	29,200	26,061
Arch Coal, Inc. 7.25% 2020	2,125	1,891
Arch Coal, Inc. 7.25% 2021	14,075	12,492
Laredo Petroleum, Inc. 9.50% 2019	34,200	38,988
Peabody Energy Corp. 6.00% 2018	22,840	23,811
Peabody Energy Corp. 6.25% 2021	14,475	15,018
Enterprise Products Operating LLC 5.65% 2013	10,000	10,194
Enterprise Products Operating LLC 5.20% 2020	11,250	13,597
Enterprise Products Operating LLC 4.05% 2022	4,250	4,746
Enterprise Products Operating LLC 4.45% 2043	2,750	2,806
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	6,378
Enbridge Energy Partners, LP 9.875% 2019	10,500	14,321
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	8,280
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20183,7	26,495	27,953
BG Energy Capital PLC 2.50% 20153	7,000	7,339
BG Energy Capital PLC 2.875% 20163	11,505	12,259
BG Energy Capital PLC 4.00% 20213	6,550	7,359
Petroplus Finance Ltd. 6.75% 20143,5	39,340	6,885
Petroplus Finance Ltd. 7.00% 20173,5	60,011	10,502
Petroplus Finance Ltd. 9.375% 20193,5	50,518	8,841
Woodside Finance Ltd. 4.60% 20213	21,655	24,202
Reliance Holdings Ltd. 4.50% 2020	11,250	11,895
Reliance Holdings Ltd. 4.50% 20203	1,260	1,332
Reliance Holdings Ltd. 5.40% 20223	8,350	9,294
Reliance Holdings Ltd. 6.25% 20403	1,250	1,457
Enbridge Inc. 5.60% 2017	20,067	23,422
Southwestern Energy Co. 4.10% 20223	21,010	22,753
Williams Partners L.P. 4.125% 2020	$6,500	$7,178
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	1,960	2,310
Williams Partners L.P. 4.00% 2021	11,820	12,922
PDC Energy Inc. 7.75% 20223	20,725	21,191
Spectra Energy Partners, LP 2.95% 2016	3,750	3,854
Spectra Energy Partners 4.60% 2021	15,730	17,174
Cenovus Energy Inc. 4.50% 2014	12,000	12,858
Cenovus Energy Inc. 3.00% 2022	2,720	2,820
Cenovus Energy Inc. 6.75% 2039	2,500	3,516
CONSOL Energy Inc. 8.00% 2017	4,650	4,952
CONSOL Energy Inc. 8.25% 2020	12,725	13,584
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	15,745	17,891
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	2,800	3,052
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	12,075	12,618
Devon Energy Corp. 1.875% 2017	6,990	7,163
Devon Energy Corp. 3.25% 2022	8,000	8,465
Energy Transfer Partners, LP 7.50% 2020	12,250	13,996
Plains Exploration & Production Co. 6.50% 2020	13,800	13,817
Petróleos Mexicanos 5.50% 2044	9,800	10,707
Petróleos Mexicanos 5.50% 20443	1,750	1,912
Chevron Corp. 3.95% 2014	500	524
Chevron Corp. 4.95% 2019	10,000	12,086
NGPL PipeCo LLC 7.119% 20173	3,100	3,340
NGPL PipeCo LLC 9.625% 20193	7,950	9,162
Gazprom OJSC, Series 9, 6.51% 2022	2,000	2,365
Gazprom OJSC 6.51% 20223	500	591
Gazprom OJSC 7.288% 20373	4,650	6,045
Gazprom OJSC 7.288% 2037	2,500	3,250
PTT Exploration & Production Ltd 5.692% 20213	500	578
PTT Exploration & Production Ltd 6.35% 20423	8,825	11,208
Canadian Natural Resources Ltd. 5.70% 2017	7,350	8,775
Canadian Natural Resources Ltd. 3.45% 2021	1,850	2,009
Marathon Oil Corp. 0.90% 2015	8,500	8,536
Western Gas Partners LP 4.00% 2022	7,325	7,793
Husky Energy Inc. 5.90% 2014	3,500	3,780
Williams Companies, Inc. 8.75% 2032	1,959	2,795
XTO Energy Inc. 5.50% 2018	1,750	2,162
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20213,7	1,804	2,088
Energy Transfer Partners, L.P. 6.50% 2042	955	1,202
Transportadora de Gas Internacional 5.70% 20223	850	952
Dolphin Energy Ltd. 5.50% 20213	325	377
		1,294,849

HEALTH CARE — 1.53%
Amgen Inc. 2.50% 2016	21,375	22,508
Amgen Inc. 2.125% 2017	8,500	8,846
Amgen Inc. 3.875% 2021	20,400	22,441
Amgen Inc. 3.625% 2022	5,885	6,333
Amgen Inc. 5.15% 2041	2,750	3,172
Amgen Inc. 5.375% 2043	49,060	58,968
PTS Acquisition Corp. 9.50% 201511	73,175	75,462
Quintiles, Term Loan B, 5.00% 20186,7,8	65,994	66,324
inVentiv Health Inc. 10.00% 20183	21,635	19,688
inVentiv Health Inc. 10.25% 20183	50,530	45,982
Express Scripts Inc. 2.75% 20143	1,000	1,037
Express Scripts Inc. 6.25% 2014	4,000	4,348
Medco Health Solutions, Inc. 2.75% 2015	6,305	6,596
Express Scripts Inc. 3.125% 2016	$24,864	$26,487
Express Scripts Inc. 7.25% 2019	8,985	11,645
Express Scripts Inc. 4.75% 20213	1,000	1,168
Express Scripts Inc. 3.90% 20223	8,500	9,300
Express Scripts Inc. 6.125% 20413	2,750	3,607
Boston Scientific Corp. 6.40% 2016	21,735	25,092
Boston Scientific Corp. 6.00% 2020	23,580	28,003
Kinetic Concepts, Inc. 10.50% 20183	30,160	32,271
Kinetic Concepts, Inc. 12.50% 20193	20,100	19,397
Novartis Capital Corp. 4.125% 2014	17,250	18,047
Novartis Capital Corp. 2.90% 2015	14,000	14,811
Novartis Securities Investment Ltd. 5.125% 2019	10,500	12,668
Novartis Capital Corp. 2.40% 2022	1,000	1,016
GlaxoSmithKline Capital Inc. 4.85% 2013	13,500	13,819
GlaxoSmithKline Capital Inc. 1.50% 2017	16,160	16,538
GlaxoSmithKline Capital Inc. 2.85% 2022	14,000	14,749
VPI Escrow Corp. 6.375% 20203	40,640	42,977
VWR Funding, Inc. 7.25% 20173	36,795	37,623
Roche Holdings Inc. 6.00% 20193	21,250	26,827
Roche Holdings Inc. 7.00% 20393	6,750	10,508
Symbion Inc. 8.00% 2016	32,230	33,358
Elan Finance PLC and Elan Finance Corp. 6.25% 20193	31,550	32,023
Gilead Sciences, Inc. 3.05% 2016	10,265	11,039
Gilead Sciences, Inc. 4.40% 2021	15,010	17,367
Gilead Sciences, Inc. 5.65% 2041	2,715	3,514
Patheon Inc. 8.625% 20173	26,276	27,984
Tenet Healthcare Corp. 9.25% 2015	22,805	25,827
Grifols Inc. 8.25% 2018	21,643	24,132
Merge Healthcare Inc 11.75% 2015	21,065	22,698
Pfizer Inc 5.35% 2015	20,000	22,235
UnitedHealth Group Inc. 0.85% 2015	830	834
UnitedHealth Group Inc. 1.40% 2017	460	463
UnitedHealth Group Inc. 6.00% 2017	12,430	15,062
UnitedHealth Group Inc. 2.75% 2023	660	679
UnitedHealth Group Inc. 4.625% 2041	1,790	2,000
UnitedHealth Group Inc. 3.95% 2042	210	213
Centene Corp. 5.75% 2017	17,140	18,511
Surgical Care Affiliates, Inc. 8.875% 20153	6,591	6,764
Surgical Care Affiliates, Inc. 10.00% 20173	9,500	9,833
HCA Inc. 6.375% 2015	7,400	7,992
HCA Inc., Term Loan B2, 3.612% 20176,7,8	6,292	6,309
HCA Inc. 7.50% 2022	1,850	2,077
Cardinal Health, Inc. 4.00% 2015	3,000	3,220
Cardinal Health, Inc. 5.80% 2016	10,000	11,704
Cardinal Health, Inc. 1.90% 2017	740	753
Bausch & Lomb Inc. 9.875% 2015	14,175	14,600
Merck & Co., Inc. 1.10% 2018	11,500	11,542
Merck & Co., Inc. 2.40% 2022	1,500	1,529
Multiplan Inc. 9.875% 20183	11,200	12,376
McKesson Corp. 3.25% 2016	7,525	8,098
McKesson Corp. 4.75% 2021	3,475	4,110
Rotech Healthcare Inc. 10.50% 2018	19,690	11,469
WellPoint, Inc. 6.00% 2014	10,000	10,666
Alkermes Inc., Term Loan B, 4.50% 20196,7,8	10,395	10,486
Sanofi 0.562% 20136	10,000	10,016
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	2,450	2,658
Endo Pharmaceuticals Holdings Inc. 7.00% 2020	6,350	6,858
Coventry Health Care, Inc. 6.30% 2014	8,370	9,104
Biogen Idec Inc. 6.00% 2013	$6,000	$6,104
DENTSPLY International Inc. 2.75% 2016	5,620	5,846
INC Research LLC 11.50% 20193	1,630	1,646
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,005
		1,142,962

INFORMATION TECHNOLOGY — 1.28%
First Data Corp. 9.875% 2015	4,958	5,063
First Data Corp. 9.875% 2015	1,451	1,489
First Data Corp. 10.55% 201511	13,581	13,989
First Data Corp. 11.25% 2016	156,200	153,467
First Data Corp., Term Loan D, 5.211% 20176,7,8	58,536	57,731
First Data Corp. 7.375% 20193	21,575	22,438
First Data Corp. 6.75% 20203	5,200	5,226
First Data Corp. 8.875% 20203	7,300	7,994
First Data Corp. 8.25% 20213	32,230	32,391
First Data Corp. 12.625% 2021	18,339	19,026
First Data Corp. 8.75% 20223,6,11	88,116	89,438
SRA International, Inc., Term Loan B, 6.50% 20186,7,8	68,070	66,566
SRA International, Inc. 11.00% 2019	58,195	59,359
Freescale Semiconductor, Inc., Term Loan, 4.465% 20166,7,8	13,647	13,259
Freescale Semiconductor, Inc. 10.125% 2016	4,500	4,646
Freescale Semiconductor, Inc. 9.25% 20183	18,000	19,350
Freescale Semiconductor, Inc. 10.125% 20183	24,756	26,860
Freescale Semiconductor, Inc., Term Loan B, 6.00% 20196,7,8	27,761	27,649
Blackboard Inc., Term Loan B, 7.50% 20186,7,8	54,637	55,124
SunGard Data Systems Inc. 7.375% 2018	28,000	30,275
SunGard Data Systems Inc. 7.625% 2020	21,165	23,096
International Business Machines Corp. 1.95% 2016	10,000	10,458
International Business Machines Corp. 2.00% 2016	35,000	36,480
International Business Machines Corp. 5.60% 2039	96	128
International Business Machines Corp. 4.00% 2042	1,910	2,094
Jabil Circuit, Inc. 8.25% 2018	20,925	24,796
Jabil Circuit, Inc. 5.625% 2020	11,150	11,903
Jabil Circuit, Inc. 4.70% 2022	2,050	2,060
Cisco Systems, Inc. 2.90% 2014	10,000	10,510
Cisco Systems, Inc. 4.95% 2019	20,000	23,969
Ceridian Corp. 11.25% 2015	15,000	14,700
Serena Software, Inc. 10.375% 2016	13,430	13,900
Advanced Micro Devices, Inc. 8.125% 2017	8,900	8,144
Advanced Micro Devices, Inc. 7.75% 2020	6,250	5,203
Lawson Software, Inc., Term Loan B2, 5.25% 20186,7,8	5,000	5,065
Lawson Software, Inc. 9.375% 2019	6,000	6,660
Hughes Satellite Systems Corp. 6.50% 2019	9,550	10,266
Hughes Satellite Systems Corp. 7.625% 2021	1,175	1,313
Oracle Corp. 1.20% 2017	9,185	9,238
Oracle Corp. 2.50% 2022	2,000	2,038
Xerox Corp. 6.40% 2016	768	877
Xerox Corp. 2.95% 2017	7,940	8,187
Xerox Corp. 6.75% 2017	360	423
NXP BV and NXP Funding LLC 9.75% 20183	7,000	8,207
Samsung Electronics America, Inc., 1.75% 20173	3,500	3,541
		954,596

CONSUMER STAPLES — 1.11%
Altria Group, Inc. 9.70% 2018	6,081	8,680
Altria Group, Inc. 9.25% 2019	18,542	26,184
Altria Group, Inc. 4.75% 2021	3,000	3,478
Altria Group, Inc. 9.95% 2038	$23,500	$40,652
Altria Group, Inc. 4.25% 2042	23,000	23,521
Anheuser-Busch InBev NV 0.70% 20146	15,150	15,234
Anheuser-Busch InBev NV 0.80% 2015	2,500	2,509
Anheuser-Busch InBev NV 3.625% 2015	21,000	22,535
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,774
Anheuser-Busch InBev NV 1.375% 2017	11,500	11,682
Anheuser-Busch InBev NV 7.75% 2019	25,000	33,939
Anheuser-Busch InBev NV 2.50% 2022	3,000	3,054
Anheuser-Busch InBev NV 3.75% 2042	2,000	2,063
Albertson’s, Inc. 7.25% 2013	10,730	10,797
SUPERVALU Inc. 7.50% 2014	39,840	38,595
SUPERVALU Inc. 8.00% 2016	21,580	20,663
SUPERVALU Inc., Term Loan B, 8.00% 20186,7,8	2,319	2,341
Albertson’s, Inc. 8.00% 2031	4,510	2,672
Rite Aid Corp. 9.75% 2016	10,000	10,950
Rite Aid Corp. 10.375% 2016	11,488	12,177
Rite Aid Corp. 10.25% 2019	19,590	22,479
Rite Aid Corp. 8.00% 2020	11,450	13,213
Kraft Foods Inc. 1.625% 20153	2,000	2,042
Kraft Foods Inc. 2.25% 20173	4,105	4,267
Kraft Foods Inc. 5.375% 20203	6,021	7,391
Kraft Foods Inc. 3.50% 20223	3,000	3,256
Kraft Foods Inc. 6.50% 20403	3,000	4,208
Kraft Foods Inc. 5.00% 20423	32,000	37,415
SABMiller Holdings Inc. 1.85% 20153	2,000	2,051
SABMiller Holdings Inc. 2.45% 20173	14,865	15,592
SABMiller Holdings Inc. 3.75% 20223	22,500	24,772
SABMiller Holdings Inc. 4.95% 20423	10,500	12,583
PepsiCo, Inc. 3.10% 2015	10,000	10,549
PepsiCo, Inc. 2.50% 2016	5,000	5,294
PepsiCo, Inc. 7.90% 2018	15,000	20,470
Pernod Ricard SA 2.95% 20173	23,000	24,273
Pernod Ricard SA 4.45% 20223	7,000	7,862
Pernod Ricard SA 5.50% 20423	3,000	3,625
Coca-Cola Co. 1.50% 2015	14,090	14,488
Coca-Cola Co. 1.80% 2016	12,000	12,469
Coca-Cola Co. 3.15% 2020	4,000	4,410
Constellation Brands, Inc. 8.375% 2014	3,675	4,171
Constellation Brands, Inc. 7.25% 2017	16,425	19,423
Constellation Brands, Inc. 6.00% 2022	2,825	3,220
Wesfarmers Ltd. 6.998% 20133	25,000	25,677
British American Tobacco International Finance PLC 2.125% 20173	10,500	10,738
British American Tobacco International Finance PLC 9.50% 20183	8,705	12,155
Wal-Mart Stores, Inc. 2.875% 2015	10,000	10,553
Wal-Mart Stores, Inc. 2.80% 2016	10,000	10,668
Stater Bros. Holdings Inc. 7.75% 2015	11,325	11,608
Stater Bros. Holdings Inc. 7.375% 2018	8,575	9,272
Procter & Gamble Co. 3.50% 2015	17,250	18,389
Unilever Capital Corp. 3.65% 2014	17,500	18,247
General Mills, Inc. 0.787% 20146	15,000	15,070
Tyson Foods, Inc. 6.60% 20166	11,500	13,309
Diageo Capital PLC 5.50% 2016	11,161	13,098
Kimberly-Clark Corp. 7.50% 2018	9,000	12,113
Reynolds American Inc 3.25% 2022	7,810	7,908
Reynolds American Inc 4.75% 2042	3,000	3,059
Philip Morris International Inc. 1.125% 2017	4,000	3,994
Philip Morris International Inc. 1.625% 2017	2,000	2,048
Philip Morris International Inc. 2.50% 2022	$2,000	$2,033
Philip Morris International Inc. 4.375% 2041	2,500	2,786
Kroger Co. 6.40% 2017	8,250	10,031
Kraft Foods Inc. 6.125% 2018	2,500	3,085
Kraft Foods Inc. 5.375% 2020	5,479	6,730
Heineken NV 1.40% 20173	7,485	7,524
Smithfield Foods, Inc. 7.75% 2017	2,000	2,270
Smithfield Foods, Inc. 6.625% 2022	3,400	3,570
Del Monte Corp. 7.625% 2019	5,125	5,292
TreeHouse Foods, Inc. 7.75% 2018	3,100	3,402
		826,652

MATERIALS — 1.07%
Reynolds Group Inc. 8.50% 2018	19,595	19,595
Reynolds Group Inc. 7.125% 2019	8,000	8,560
Reynolds Group Inc. 7.875% 2019	13,960	15,216
Reynolds Group Inc. 9.875% 2019	37,965	39,958
Reynolds Group Inc. 5.75% 20203	67,915	68,764
ArcelorMittal 5.375% 2013	4,750	4,851
ArcelorMittal 4.00% 20156	10,000	10,060
ArcelorMittal 4.75% 20176	11,430	11,233
ArcelorMittal 5.75% 20216	23,815	23,014
ArcelorMittal 6.50% 20226	45,540	44,778
ArcelorMittal 7.00% 20416	34,358	31,498
Georgia Gulf Corp. 9.00% 20173	48,132	53,667
Inmet Mining Corp. 8.75% 20203	40,340	42,054
International Paper Co. 7.40% 2014	12,500	13,650
International Paper Co. 7.95% 2018	15,545	20,230
International Paper Co. 7.30% 2039	5,615	7,807
Xstrata Canada Financial Corp. 2.85% 20143	5,000	5,132
Xstrata Canada Financial Corp. 2.45% 20173	11,000	10,980
Xstrata Canada Financial Corp. 3.60% 20173	5,000	5,259
Xstrata Canada Financial Corp. 4.95% 20213	11,500	12,391
Xstrata Canada Financial Corp. 4.00% 20223	6,235	6,269
Cliffs Natural Resources Inc. 4.875% 2021	33,937	33,709
Cliffs Natural Resources Inc. 6.25% 2040	2,480	2,439
Newcrest Finance Pty Ltd. 4.45% 20213	11,895	12,553
Newcrest Finance Pty Ltd. 4.20% 20223	12,920	13,264
Newcrest Finance Pty Ltd. 5.75% 20413	2,000	2,146
FMG Resources 6.375% 20163	3,000	3,015
FMG Resources, Term Loan, 5.25% 20176,7,8	14,335	14,292
FMG Resources 6.00% 20173	8,400	8,106
Rio Tinto Finance (USA) Ltd. 8.95% 2014	2,500	2,803
Rio Tinto Finance (USA) Ltd. 2.25% 2016	9,000	9,368
Rio Tinto Finance (USA) Ltd. 1.625% 2017	8,500	8,545
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,000	4,122
Ball Corp. 7.125% 2016	12,700	13,716
Ball Corp. 5.75% 2021	8,615	9,304
Ball Corp. 5.00% 2022	940	996
Teck Resources Ltd. 3.15% 2017	2,500	2,610
Teck Resources Ltd. 10.75% 2019	8,500	10,239
Teck Resources Ltd. 4.75% 2022	7,745	8,454
Teck Resources Ltd. 6.25% 2041	1,750	1,994
Consolidated Minerals Ltd. 8.875% 20163	25,155	21,004
Dow Chemical Co. 7.60% 2014	14,450	15,937
Dow Chemical Co. 5.25% 2041	4,000	4,580
Ryerson Inc. 9.00% 20173	17,700	18,120
Ryerson Inc. 11.25% 20183	1,150	1,120
BHP Billiton Finance (USA) Ltd. 5.50% 2014	$11,730	$12,547
BHP Billiton Finance (USA) Ltd. 1.00% 2015	3,000	3,030
BHP Billiton Finance (USA) Ltd. 1.625% 2017	3,000	3,073
Newpage Corp. 11.375% 20145	29,615	14,363
Graphic Packaging International, Inc. 9.50% 2017	10,065	11,046
Graphic Packaging International, Inc. 7.875% 2018	1,500	1,665
MacDermid 9.50% 20173	11,850	12,443
Ecolab Inc. 3.00% 2016	7,455	8,005
Ecolab Inc. 4.35% 2021	1,000	1,137
Ecolab Inc. 5.50% 2041	750	938
E.I. du Pont de Nemours and Co. 0.789% 20146	10,000	10,058
JMC Steel Group Inc. 8.25% 20183	9,250	9,435
OMNOVA Solutions Inc. 7.875% 2018	8,500	8,649
Smurfit Capital Funding PLC 7.50% 2025	7,125	7,374
Anglo American Capital PLC 2.15% 20133	5,000	5,038
Taminco Global Chemical Corp. 9.75% 20203	3,940	4,295
Packaging Dynamics Corp. 8.75% 20163	2,865	3,030
Arbermarle Corp. 5.10% 2015	2,570	2,778
Airgas, Inc. 7.125% 2018	1,250	1,352
Praxair, Inc. 4.375% 2014	1,000	1,054
CEMEX SA 9.25% 20203	979	1,028
CRH America, Inc. 8.125% 2018	500	600
		800,340

UTILITIES — 0.72%
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	7,548	9,362
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	26,800	34,791
Consumers Energy Co. 5.65% 2020	7,124	8,901
CMS Energy Corp. 6.25% 2020	20,369	24,386
Consumers Energy Co. 2.85% 2022	3,370	3,577
CMS Energy Corp. 5.05% 2022	8,817	9,884
TXU, Term Loan, 4.719% 20176,7,8	79,442	51,518
Texas Competitive Electric Holdings Co. LLC, 11.50% 20203	44,680	32,170
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	15,789
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	11,732	15,369
NV Energy, Inc 6.25% 2020	17,500	20,933
MidAmerican Energy Co. 5.95% 2017	10,625	12,922
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	6,809
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	12,055
MidAmerican Energy Holdings Co. 5.95% 2037	3,375	4,349
AES Corp. 7.75% 2015	10,000	11,275
AES Corp. 8.00% 2017	4,000	4,595
AES Corp. 8.00% 2020	7,000	8,120
AES Corp. 7.375% 2021	10,125	11,365
NRG Energy, Inc. 8.25% 2020	3,850	4,264
NRG Energy, Inc. 6.625% 20233	27,700	28,635
Electricité de France SA 5.50% 20143	19,000	20,096
Electricité de France SA 6.95% 20393	8,000	11,207
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	13,850	14,317
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	8,250	8,333
E.ON International Finance BV 5.80% 20183	17,000	20,696
CenterPoint Energy Resources Corp. 4.50% 2021	16,130	18,477
Intergen Power 9.00% 20173	18,000	17,145
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	10,000	11,700
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20173	4,000	4,680
Midwest Generation, LLC, Series B, 8.56% 20167	9,761	9,175
Entergy Corp. 4.70% 2017	8,000	8,797
Eskom Holdings Ltd. 5.75% 20213	6,820	7,570
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	$6,000	$6,847
Teco Finance, Inc. 4.00% 2016	227	244
Teco Finance, Inc. 5.15% 2020	5,172	6,061
Public Service Co. of Colorado 5.80% 2018	122	150
Xcel Energy Inc. 4.70% 2020	5,000	5,915
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	5,533
Israel Electric Corp. Ltd. 8.10% 20963	4,905	5,031
AES Panamá, SA 6.35% 20163	4,500	4,961
National Grid PLC 6.30% 2016	4,000	4,625
CEZ, a s 4.25% 20223	2,820	3,034
Veolia Environnement 6.00% 2018	2,500	2,946
Enel Finance International SA 6.00% 20393	3,000	2,909
Colbun SA 6.00% 20203	2,000	2,265
Iberdrola Finance Ireland 5.00% 20193	1,060	1,105
		534,888

FEDERAL AGENCY BONDS & NOTES — 0.24%
Fannie Mae 0.75% 2013	17,825	17,921
Fannie Mae 1.125% 2017	14,350	14,589
Fannie Mae 6.25% 2029	32,000	46,530
Fannie Mae 6.625% 2030	1,250	1,916
Freddie Mac 0.375% 2014	6,850	6,861
Freddie Mac 1.75% 2015	3,500	3,631
Freddie Mac 2.50% 2016	22,500	24,052
Freddie Mac 1.00% 2017	18,000	18,152
Freddie Mac 1.00% 2017	3,215	3,245
CoBank ACB 7.875% 20183	10,000	12,822
CoBank ACB 0.989% 20223,6	8,315	6,816
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	11,088
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	6,975	7,151
Tennessee Valley Authority, Series A, 3.875% 2021	850	995
Tennessee Valley Authority 1.875% 2022	850	848
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	700	894
Federal Home Loan Bank 4.125% 2020	1,600	1,901
		179,412

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.14%
Polish Government 5.25% 2014	1,500	1,583
Polish Government 6.375% 2019	15,985	19,961
Polish Government 5.00% 2022	3,000	3,503
Hungarian Government 6.25% 2020	12,935	14,394
Israeli Government 5.125% 2019	3,000	3,492
Israeli Government 4.00% 2022	8,500	9,105
Russian Federation 3.25% 20173	2,800	2,978
Russian Federation 3.25% 2017	2,000	2,127
Russian Federation 7.50% 20307	4,472	5,672
France Government Agency-Guaranteed, Société Finance 2.875% 20143	10,000	10,436
Province of Ontario, Series 1, 1.875% 2012	10,000	10,006
Croatian Government 6.25% 20173	485	534
Croatian Government 6.75% 2019	4,800	5,532
Croatian Government 6.375% 2021	2,500	2,846
Latvia (Republic of) 5.25% 20173	5,240	5,803
South Africa (Republic of) 5.50% 2020	3,500	4,107
Romanian Government 6.75% 20223	3,000	3,476
KfW 1.00% 2015	1,825	1,848
		107,403

	Principal amount	Value
Bonds & notes	(000)	(000)

ASSET-BACKED OBLIGATIONS7 — 0.09%
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	$10,000	$10,156
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	8,265	8,848
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.141% 20356	10,000	8,045
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.341% 20266	2,493	2,158
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.337% 20296	5,423	4,143
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.354% 20376	2,679	2,085
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.364% 20376	4,748	3,696
AmeriCredit Automobile Receivables Trust, Series 2008-A-F, Class A-4, FSA insured, 6.96% 2014	5,593	5,598
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 20353	3,302	3,413
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 20353,6	1,145	1,280
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	3,000	3,063
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	13,630	2,579
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	2,427	2,445
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20336	2,025	2,095
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.371% 20376	2,685	2,028
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.311% 20376	14,531	1,272
		62,904

MUNICIPALS — 0.05%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 6.20% 2019	24,675	29,334
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 20303	1,875	2,029
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, 6.72% 2025	1,838	1,881
		33,244

MISCELLANEOUS — 0.01%
Other bonds & notes in initial period of acquisition		6,649

Total bonds & notes (cost: $18,343,748,000)		19,442,649

Short-term securities — 7.47%

Freddie Mac 0.12%–0.205% due 11/5/2012–4/23/2013	1,249,079	1,248,587
U.S. Treasury Bills 0.111%–0.195% due 11/1/2012–9/19/2013	1,037,800	1,037,277
Federal Home Loan Bank 0.12%–0.21% due 11/6/2012–8/26/2013	836,550	836,158
Fannie Mae 0.12%–0.18% due 11/14/2012–7/1/2013	809,380	808,944
Chariot Funding, LLC 0.16%–0.21% due 11/8/2012–1/4/20133	169,000	168,974
Jupiter Securitization Co., LLC 0.21% due 12/27/20123	50,000	49,982
Federal Farm Credit Banks 0.18%–0.22% due 1/31–10/2/2013	205,500	205,304
Coca-Cola Co. 0.18%–0.22% due 11/13/2012–1/28/20133	144,400	144,371
Wal-Mart Stores, Inc. 0.12%–0.17% due 11/9–12/4/20123	128,200	128,187
Straight-A Funding LLC 0.17%–0.18% due 11/2–12/20/20123	115,470	115,455
Variable Funding Capital Company LLC 0.16% due 11/26/20123	75,000	74,991
Wells Fargo & Co. 0.16% due 11/26/2012	40,000	39,992
Chevron Corp. 0.11%–0.12% due 11/16–11/19/20123	100,000	99,995
Private Export Funding Corp. 0.16% due 11/2–12/3/20123	90,000	89,991
Procter & Gamble Co. 0.13%–0.14% due 11/19–11/26/20123	86,000	85,993
E.I. duPont de Nemours and Co. 0.13%–0.14% due 11/13–11/14/20123	84,000	83,995
Regents of the University of California 0.16%–0.18% due 12/17/2012–1/7/2013	84,018	83,993
General Electric Co. 0.15% due 11/7/2012	50,000	49,999
Google Inc. 0.14% due 1/8/20133	50,000	49,984
National Rural Utilities Cooperative Finance Corp. 0.13% due 11/5/2012	46,500	46,499
	Principal amount	Value
Short-term securities	(000)	(000)

United Technologies Corp. 0.15% due 11/30/20123	$36,800	$36,795
Paccar Financial Corp. 0.17% due 12/4/2012	32,100	32,091
Honeywell International Inc. 0.14% due 12/19/20123	31,192	31,184
Kimberly-Clark Corp. 0.12% due 12/10/20123	18,100	18,097

Total short-term securities (cost: $5,566,743,000)		5,566,838

Total investment securities (cost: $66,607,695,000)		74,945,716
Other assets less liabilities		(402,775)

Net assets		$74,542,941

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,054,003,000, which represented 6.78% of the net assets of the fund.

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $51,878,000, which represented .07% of the net assets of the fund.
5Scheduled interest and/or principal payment was not received.
6Coupon rate may change periodically.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,251,288,000, which represented 1.68% of the net assets of the fund.

9Index-linked bond whose principal amount moves with a government price index.
10Step bond; coupon rate will increase at a later date.
11Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended October 31, 2012, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 10/31/2012 (000)

Iron Mountain Inc.	11,117,270	39,000	—	11,156,270	$48,323	$386,007
MeadWestvaco Corp.	11,201,000	80,000	—	11,281,000	—	334,933
Masco Corp.	19,796,751	—	1,000,000	18,796,751	1,410	283,643
Hospitality Properties Trust	8,015,000	16,000	—	8,031,000	3,774	185,677
Hospitality Properties Trust 6.30% 2016	$19,827,000	—	—	$19,827,000	262	21,850
Hospitality Properties Trust 6.70% 2018	$12,625,000	—	—	$12,625,000	213	14,662
Hospitality Properties Trust 5.625% 2017	$10,169,000	—	—	$10,169,000	159	11,165
Hospitality Properties Trust 5.00% 2022	—	$7,000,000	—	$7,000,000	74	7,486
Hospitality Properties Trust 5.125% 2015	$3,160,000	—	—	$3,160,000	55	3,334
Hospitality Properties Trust 6.75% 2013	$12,650,000	—	$12,650,000	—	96	—
TalkTalk Telecom Group PLC	57,242,000	—	—	57,242,000	—	175,511
R.R. Donnelley & Sons Co.	13,345,400	—	—	13,345,400	3,470	133,721
R.R. Donnelley & Sons Co. 7.25% 2018	—	$3,725,000	—	$3,725,000	6	3,720
R.R. Donnelley & Sons Co. 6.125% 2017	—	$1,250,000	—	$1,250,000	2	1,237
Trustmark Corp.	3,257,000	—	—	3,257,000	749	76,442
Douglas Dynamics, Inc.	1,350,000	—	—	1,350,000	277	20,506
Fletcher Building Ltd.*	34,239,000	—	—	34,239,000	4,783	—
Waste Management, Inc.*	27,471,706	—	5,910,000	21,561,706	9,752	—
					$73,405	$1,659,894

Key to abbreviations

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts

Valuation disclosures

Capital Research and Management Company (ÒCRMCÓ), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the ÒFair Valuation CommitteeÓ) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of October 31, 2012 (dollars in thousands):

			Investment securities
			Level 1	Level 2	Level 3	Total

Assets:
	Common stocks:
		Industrials	$ 6,499,609	$ —	$ 120	$6,499,729
		Financials	5,752,452	—	—	5,752,452
		Health care	5,531,916	—	—	5,531,916
		Energy	4,997,558	—	203	4,997,761
		Consumer staples	4,957,386	—	—	4,957,386
		Utilities	4,206,302	—	—	4,206,302
		Consumer discretionary	4,176,511	—	24	4,176,535
		Telecommunication services	3,473,364	—	—	3,473,364
		Materials	3,177,447	—	—	3,177,447
		Information technology	2,394,360	—	—	2,394,360
		Miscellaneous	3,600,291	—	—	3,600,291
	Preferred stocks	85,818	255,292	—	341,110
	Warrants	—	—	66	66
	Convertible securities	608,930	218,580	—	827,510
	Bonds & notes:
		Corporate bonds & notes	—	13,947,373	31,155	13,978,528
		Mortgage-backed obligations	—	2,892,194	—	2,892,194
		U.S. Treasury bonds & notes	—	2,182,315	—	2,182,315
		Federal agency bonds & notes	—	179,412	—	179,412
		Bonds & notes of governments &
		government agencies outside the U.S.	—	107,403	—	107,403
		Asset-backed obligations	—	62,904	—	62,904
		Municipals	—	33,244	—	33,244
		Miscellaneous	—	6,649	—	6,649
	Short-term securities	—	5,566,838	—	5,566,838
Total			$49,461,944	$25,452,204	$31,568	$74,945,716

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$10,581,162
Gross unrealized depreciation on investment securities	(2,262,138)
Net unrealized appreciation on investment securities	8,319,024
Cost of investment securities for federal income tax purposes	66,626,692

Key to abbreviations

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-006-1212O-S32863

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 28, 2012

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: December 28, 2012